Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets Future Amortization Expense
The estimated future amortization expense as of March 31, 2015 for the remaining periods in the next five years and thereafter is as follows (in thousands):

Ending December 31
2015	$1,461
2016	1,940
2017	1,940
2018	1,940
2019	1,940
Thereafter	14,790
Total	$24,011
The estimated remaining amortization as of December 31, 2014 is as follows (in thousands):

Years Ending December 31
2015	$1,940
2016	1,940
2017	1,940
2018	1,940
2019	1,940
Thereafter	14,790
Total	$24,490